Employee Benefits - Summary of Employee Benefits (Present Value of Funded Obligation) (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Present Value of unfunded obligation	$ 4,834	$ 3,424
Total	$ 4,834	$ 3,424